CONCENTRATION AND RISKS - Schedule of concentration risk of other receivables from related parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Concentration and risks
Other receivables	¥ 11,234	¥ 100	$ 1,539
Related party | Xiaomi | Other Receivables | Credit Risk
Concentration and risks
Other receivables	¥ 100	¥ 100
Concentration risk, percentage	1.00%	100.00%
Related party | Foshan Viomi | Other Receivables | Credit Risk
Concentration and risks
Other receivables	¥ 11,134
Concentration risk, percentage	99.00%